Investments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Property	Dec. 31, 2023 USD ($) Property
Real Estate Properties [Line Items]
Net gain on dispositions of investments in real estate | $	$ 87,108	$ 289,818
Investments in real estate, sold | $	300,000	1,900,000
Proceeds from sale of real estate net of mortgage repayments | $	$ 200,000	$ 775,900
Industrial Assets
Real Estate Properties [Line Items]
Number of real estate properties dispositioned	7	33
Multifamily
Real Estate Properties [Line Items]
Number of real estate properties dispositioned		10
Number of real estate properties held for sale	11
Hospitality Properties
Real Estate Properties [Line Items]
Number of real estate properties dispositioned	2	3
Number of real estate properties held for sale	1
Single Family Rental Homes
Real Estate Properties [Line Items]
Number of real estate properties dispositioned	83	2,199
Net Lease Property
Real Estate Properties [Line Items]
Number of real estate properties dispositioned	1	1